Stock-Based Compensation - Stock Options Outstanding and Exercisable (Detail) CAD / shares in Units, CAD in Millions	12 Months Ended
Dec. 31, 2014 CAD CAD / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options | shares	2,738,689
Options outstanding, Weighted average years to expiration	6 years 6 months
Options outstanding, Weighted average exercise price	CAD 94.35
Options outstanding, Aggregate intrinsic value | CAD	CAD 355
Options exercisable, Number of options | shares	1,314,727
Options exercisable, Weighted average exercise price	CAD 70.25
Options outstanding, Aggregate intrinsic value | CAD	CAD 202
Range of exercise prices from $36.29 - $69.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	CAD 36.29
Range of option exercise prices, maximum	CAD 69.50
Options outstanding, Number of options | shares	596,055
Options outstanding, Weighted average years to expiration	3 years 6 months
Options outstanding, Weighted average exercise price	CAD 55.63
Options outstanding, Aggregate intrinsic value | CAD	CAD 100
Options exercisable, Number of options | shares	596,055
Options exercisable, Weighted average exercise price	CAD 55.63
Options outstanding, Aggregate intrinsic value | CAD	CAD 100
Range of exercise prices from $69.51 - $74.55 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	CAD 69.51
Range of option exercise prices, maximum	CAD 74.55
Options outstanding, Number of options | shares	794,950
Options outstanding, Weighted average years to expiration	6 years 8 months 12 days
Options outstanding, Weighted average exercise price	CAD 73.08
Options outstanding, Aggregate intrinsic value | CAD	CAD 120
Options exercisable, Number of options | shares	469,950
Options exercisable, Weighted average exercise price	CAD 72.87
Options outstanding, Aggregate intrinsic value | CAD	CAD 71
Range of exercise prices from $74.56 - $117.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	CAD 74.56
Range of option exercise prices, maximum	CAD 117.48
Options outstanding, Number of options | shares	614,608
Options outstanding, Weighted average years to expiration	6 years 9 months 18 days
Options outstanding, Weighted average exercise price	CAD 89.65
Options outstanding, Aggregate intrinsic value | CAD	CAD 83
Options exercisable, Number of options | shares	168,128
Options exercisable, Weighted average exercise price	CAD 86.24
Options outstanding, Aggregate intrinsic value | CAD	CAD 23
Range of exercise prices from $117.49 - $222.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of option exercise prices, minimum	CAD 117.49
Range of option exercise prices, maximum	CAD 222.88
Options outstanding, Number of options | shares	733,076
Options outstanding, Weighted average years to expiration	8 years 8 months 12 days
Options outstanding, Weighted average exercise price	CAD 152.84
Options outstanding, Aggregate intrinsic value | CAD	CAD 52
Options exercisable, Number of options | shares	80,594
Options exercisable, Weighted average exercise price	CAD 129.76
Options outstanding, Aggregate intrinsic value | CAD	CAD 8